CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	35,000,000	35,000,000	35,000,000
Common stock, issued (in shares)	23,176,146	4,411,914	4,346,557
Common stock, outstanding (in shares)	23,176,146	4,411,914	4,346,557
Common stock shares subject to possible redemption	0	13,283,086	13,348,443